SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

   Panorama Series Fund, Inc., consisting of Government Securities Portfolio,
         Growth Portfolio, OPPENHEIMER INTERNATIONAL GROWTH FUND/VA, AND
                             TOTAL RETURN PORTFOLIO
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                    Date of reporting period: MARCH 31, 2006
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.1%
----------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.998%, 11/25/35 1                                         $        40,000        $        40,025
----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                         80,000                 78,347
----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                         1,280                  1,276
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                         8,997                  8,950
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                   30,000                 29,844
Series 2005-17, Cl. 1AF1, 5.018%, 5/25/36 1                                                   48,028                 48,056
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                   20,000                 19,889
----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                          31,139                 31,081
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                         43,148                 43,057
----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                                                      34,363                 34,245
----------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home
Equity Receivables, Series 2005-FF10, Cl. A3, 5.028%, 11/25/35 1                             110,000                110,068
----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                        60,000                 59,305
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                         32,275                 32,217
----------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.036%, 1/20/35 1                                        48,977                 49,021
----------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                                     71,234                 71,106
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                      49,031                 48,857
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                                    47,078                 46,638
----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                    20,000                 19,714
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                                    30,000                 29,639
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                       30,000                 29,823
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations, Series
2003-25XS, Cl. A4, 4.51%, 8/25/33                                                             15,136                 15,039
----------------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                                         13,729                 13,743
                                                                                                            ----------------
Total Asset- Backed Securities (Cost $864,740)                                                                      859,940
----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--79.2%
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--68.4%
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--65.7%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44 2                                                              111,290                115,012
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                150,279                143,696
5%, 4/1/36 3                                                                                 239,000                227,423
6%, 10/1/22                                                                                  166,833                167,985


1                        |                       Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
6.50%, 4/1/18-12/1/30                                                                $       281,437        $       288,263
7%, 8/1/16-10/1/31                                                                           102,812                105,936
10.50%, 10/1/20                                                                                7,909                  8,769
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                                                            54,878                 55,720
Series 2046, Cl. G, 6.50%, 4/15/28                                                           174,480                177,823
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24                                                           137,972                142,229
Series 2034, Cl. Z, 6.50%, 2/15/28                                                            19,246                 19,615
Series 2053, Cl. Z, 6.50%, 4/15/28                                                            25,425                 25,888
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                           33,203                 33,724
Series 2080, Cl. Z, 6.50%, 8/15/28                                                            22,306                 22,601
Series 2122, Cl. F, 5.199%, 2/15/29 1                                                        114,368                115,233
Series 2220, Cl. PD, 8%, 3/15/30                                                               8,360                  8,825
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                           20,427                 20,799
Series 2387, Cl. PD, 6%, 4/15/30                                                              21,027                 21,075
Series 2456, Cl. BD, 6%, 3/15/30                                                               5,079                  5,077
Series 2500, Cl. FD, 5.249%, 3/15/32 1                                                        14,533                 14,616
Series 2526, Cl. FE, 5.149%, 6/15/29 1                                                        20,019                 20,065
Series 2551, Cl. EA, 4%, 12/15/12                                                             52,951                 52,845
Series 2551, Cl. FD, 5.149%, 1/15/33 1                                                        16,207                 16,379
Series 2551, Cl. LF, 5.249%, 1/15/33 1                                                       164,526                167,162
Series 2583, Cl. KA, 5.50%, 3/15/22                                                           41,239                 41,200
Series 2691, Cl. MG, 4.50%, 10/15/33                                                         173,000                152,326
Series 2939, Cl. PE, 5%, 2/15/35                                                             247,000                228,543
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 15.176%, 2/1/28 4                                                          9,877                  2,130
Series 200, Cl. IO, 13.488%, 1/1/29 4                                                         11,493                  2,687
Series 205, Cl. IO, 9.877%, 9/1/29 4                                                          63,364                 15,104
Series 2003-118, Cl. S, 15.59%, 12/25/33 4                                                   161,248                 18,925
Series 2074, Cl. S, 3.737%, 7/17/28 4                                                         12,622                  1,171
Series 2079, Cl. S, 3.741%, 7/17/28 4                                                         20,582                  1,915
Series 2526, Cl. SE, 6.999%, 6/15/29 4                                                        32,972                  2,001
Series 2819, Cl. S, 4.283%, 6/15/34 4                                                        289,291                 22,010
Series 2920, Cl. S, 5.858%, 1/15/35 4                                                        189,814                  8,559
Series 3000, Cl. SE, 9.306%, 7/15/25 4                                                       209,397                  6,902
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                            190,689                186,344
5%, 4/1/36-5/1/36 3                                                                        1,573,000              1,497,619
5.50%, 3/1/33-1/1/34                                                                       1,060,790              1,037,946
5.50%, 4/1/21-5/25/36 3                                                                    1,615,000              1,584,095
6%, 11/1/17-11/1/32                                                                        1,005,849              1,014,080
6.50%, 2/1/09-7/1/32                                                                         300,089                307,501
7%, 11/1/13-1/1/36                                                                           573,151                590,542
7%, 4/1/36 3                                                                                 301,000                310,030
7.50%, 2/1/27-8/1/33                                                                         327,317                342,369
8.50%, 7/1/32                                                                                  2,744                  2,957


2                        |                       Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                   $        11,634        $        11,697
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                        84,581                 86,493
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                            15,852                 15,911
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                             9,018                  9,030
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                             3,055                  3,053
Trust 2002-52, Cl. FG, 5.318%, 9/25/32 1                                                      31,653                 32,067
Trust 2002-77, Cl. WF, 5.176%, 12/18/32 1                                                     24,425                 24,630
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                        187,000                181,218
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                        137,000                132,703
Trust 2003-116, Cl. FA, 5.218%, 11/25/33 1                                                    18,253                 18,341
Trust 2004-38, Cl. FT, 5.248%, 10/25/33 1                                                    165,021                165,445
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                           67,000                 64,567
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                       40,000                 38,237
Trust 2005-100, Cl. F, 5.118%, 11/25/35 1                                                    254,655                254,453
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 4.165%, 4/25/32 4                                                      16,624                  1,334
Trust 2002-38, Cl. SO, 1.595%, 4/25/32 4                                                      39,147                  2,213
Trust 2002-39, Cl. SD, 1.408%, 3/18/32 4                                                      25,885                  2,230
Trust 2002-48, Cl. S, 3.988%, 7/25/32 4                                                       27,931                  2,479
Trust 2002-52, Cl. SL, 4.229%, 9/25/32 4                                                      17,182                  1,706
Trust 2002-53, Cl. SK, 1.734%, 4/25/32 4                                                      90,191                  8,759
Trust 2002-56, Cl. SN, 5.223%, 7/25/32 4                                                      38,083                  3,452
Trust 2002-77, Cl. IS, 5.079%, 12/18/32 4                                                     66,694                  6,272
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 12.162%, 5/1/23 4                                                           21,693                  5,042
Trust 240, Cl. 2, 20.637%, 9/1/23 4                                                           33,313                  7,790
Trust 294, Cl. 2, 8.996%, 2/1/28 4                                                           235,236                 54,327
Trust 301, Cl. 2, 7.688%, 4/1/29 4                                                            28,570                  6,446
Trust 319, Cl. 2, 10.517%, 2/1/32 4                                                           19,717                  5,039
Trust 321, Cl. 2, 10.409%, 4/1/32 4                                                           87,056                 22,148
Trust 324, Cl. 2, 4.661%, 7/1/32 4                                                           108,336                 26,359
Trust 327, Cl. 2, 15.299%, 9/1/32 4                                                          156,338                 35,205
Trust 329, Cl. 2, 10.54%, 1/1/33 4                                                            79,396                 19,606
Trust 333, Cl. 2, 10.891%, 4/1/33 4                                                          440,936                109,567
Trust 338, Cl. 2, 9.737%, 7/1/33 4                                                           322,920                 79,969
Trust 350, Cl. 2, 11.894%, 3/1/34 4                                                          171,266                 41,979
Trust 2001-61, Cl. SH, 15.478%, 11/18/31 4                                                   101,232                  9,055
Trust 2001-63, Cl. SD, 7.52%, 12/18/31 4                                                      28,761                  2,518
Trust 2001-68, Cl. SC, 6.371%, 11/25/31 4                                                     20,412                  1,818
Trust 2001-81, Cl. S, 4.901%, 1/25/32 4                                                       22,312                  1,898
Trust 2002-9, Cl. MS, 5.524%, 3/25/32 4                                                       31,904                  2,872
Trust 2002-77, Cl. SH, 8.631%, 12/18/32 4                                                     26,697                  2,251


3                        |                       Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-4, Cl. S, 15.29%, 2/25/33 4                                               $        55,203        $         5,846
Trust 2005-40, Cl. SA, 5.093%, 5/25/35 4                                                     108,087                  5,050
Trust 2005-40, Cl. SB, 9.647%, 5/25/35 4                                                     134,228                  6,129
Trust 2005-71, Cl. SA, 12.685%, 8/25/25 4                                                    133,457                  6,779
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 333, Cl. 1, 4.628%, 4/1/33 5                                     241,406                176,948
                                                                                                            ----------------
                                                                                                                 11,054,647
----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--2.7%
Government National Mortgage Assn., 7%, 10/15/23-3/15/26                                     191,705                199,892
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                          134,330                143,567
Series 2000-7, Cl. Z, 8%, 1/16/30                                                             92,299                 97,484
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 2.748%, 7/16/28 4                                                     40,884                  3,453
Series 2001-21, Cl. SB, (0.218)%, 1/16/27 4                                                  207,671                 12,098
                                                                                                            ----------------
                                                                                                                    456,494
----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--10.8%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                       60,000                 57,272
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                     100,000                 96,591
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                        80,000                 77,251
----------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                        72,042                 71,003
----------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                        52,022                 52,559
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 1                                                     14,852                 14,835
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                        30,000                 29,189
----------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.226%, 7/15/44 1                                       90,000                 88,279
----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                       50,000                 48,715
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                       30,000                 28,772
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                       50,000                 49,081
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                       24,030                 24,391
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                      40,000                 38,249
----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                      50,000                 48,285
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                      50,000                 49,490
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                     20,000                 19,381


4                        |                       Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                           $        70,000        $        69,488
----------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                         50,000                 49,091
----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                          82,832                 82,356
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                       67,609                 67,107
----------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                                       96,000                103,344
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                      90,000                 88,061
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                    50,000                 48,910
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.678%, 5/25/35 1                                      61,132                 61,025
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD,
Cl. 2A1, 5.518%, 1/25/35 1                                                                    40,036                 39,828
                                                                                                            ----------------
                                                                                                                  1,402,553
----------------------------------------------------------------------------------------------------------------------------
OTHER--1.6%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.741%, 2/25/32 1                                                          124,784                125,162
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                                                                      70,000                 68,265
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1, 5.068%, 7/25/45 1                                    74,198                 74,256
                                                                                                            ----------------
                                                                                                                    267,683
----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.8%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                                               133,309                134,975
                                                                                                            ----------------
Total Mortgage-Backed Obligations (Cost $13,475,595)                                                             13,316,352
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--34.8%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 6,7                                                    90,000                 83,393
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                                        910,000                899,111
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 3.625%, 9/15/06                                280,000                278,242
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
6%, 5/15/08                                                                                  735,000                748,950
6%, 5/15/11 7                                                                                200,000                207,571
7.25%, 5/15/30 7                                                                              90,000                113,367
7.25%, 1/15/10 8                                                                             970,000              1,040,173
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, Unsec. Reference Nts., 6%, 6/15/11 7                                            870,000                904,121
----------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 5.22%, 1/15/21 6,7                                          825,000                382,921
----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 7                                                                              55,000                 49,437
5.88%, 4/1/36                                                                                150,000                161,219
Series A, 6.79%, 5/23/12                                                                     908,000                983,360
                                                                                                            ----------------
Total U.S. Government Obligations (Cost $5,996,100)                                                               5,851,865


5                        |                       Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $20,336,435)                                                  $    20,028,157
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--7.6%
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.6%
Undivided interest of 0.13% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,407,917) with Bank of America NA, 4.895%, dated 3/31/06, to be repurchased at $1,284,622 on 4/3/06, collateralized by U.S.
Agency Mortgages, 5.50%, 12/1/34, with a value of $1,020,000,001 9
(Cost $1,284,098)                                                                    $     1,284,098        $     1,284,098
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $21,620,533)                                                 126.7%            21,312,255
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (26.7)            (4,489,759)

                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $    16,822,496
                                                                                     =======================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $115,012, which represents 0.68% of the Portfolio's net assets. See accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $583,093 or 3.47% of the Portfolio's net assets as of March 31, 2006.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $176,948 or 1.05% of the Portfolio's net assets as of March 31, 2006.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Partial or fully-loaned security. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $37,532. See accompanying Notes.

9. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       21,620,533
Federal tax cost of other investments                   (906,998)
                                              ------------------
Total federal tax cost                        $       20,713,535
                                              ==================

Gross unrealized appreciation                 $           83,516
Gross unrealized depreciation                           (435,140)
                                              ------------------
Net unrealized depreciation                   $         (351,624)
                                              ==================


6                        |                       Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Portfolio had purchased $5,410,222 of securities issued on a when-issued basis or forward commitment and sold $2,053,336 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


7                        |                       Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Portfolio had outstanding futures contracts as follows:

                                                                                UNREALIZED
                              EXPIRATION    NUMBER OF    VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION               DATES    CONTRACTS     MARCH 31, 2006    (DEPRECIATION)
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                  6/21/06           17    $     1,855,656    $      (57,688)
                                                                            ---------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.        6/30/06            3            611,578              (144)
U.S. Treasury Nts., 5 yr.        6/30/06           20          2,088,750            13,804
U.S. Treasury Nts., 10 yr.       6/21/06            1            106,391               (36)
                                                                            ---------------
                                                                                    13,624
                                                                            ---------------
                                                                            $      (44,064)
                                                                            ===============

TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in valuation of the notional amount of the swap, as well as the amount due to (owed by) the Portfolio at termination or settlement is combined and separately disclosed as an asset (liability). The


8                        |                       Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain
(loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2006, the Portfolio had entered into the following total return swap agreements:

SWAP                                                                                 NOTIONAL    TERMINATION       UNREALIZED
COUNTERPARTY          SWAP DESCRIPTION                                                 AMOUNT           DATE     APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs         Received or paid monthly. If the sum of the Lehman
Group, Inc. (The)     Brothers CMBS Index Payer Payment Amount and the
                      Floating Rate Payer Payment Amount is positive, the
                      Counterparty will pay such amount to the Fund. If the
                      sums are negative, then the Fund shall pay the absolute
                      value of such amount to the Counterparty.                  $    310,000         6/1/06    $         719

Abbreviations are as follows:

CMBS                  Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Portfolio had on loan securities valued at $1,756,388. Collateral of $1,790,152 was received for the loans, of which $1,284,098 was received in cash and subsequently invested in approved instruments.


9                        |                       Government Securities Portfolio


Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--61.9%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.3%
----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Ford Motor Co.                                                                                70,600        $       561,976
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Carnival Corp.                                                                                 9,200                435,804
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Centex Corp.                                                                                  22,700              1,407,173
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                             43,400              1,441,748
----------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                        9,400                610,812
----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                           25,700              1,551,766
                                                                                                            ----------------
                                                                                                                  5,011,499
----------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
Brunswick Corp.                                                                               38,700              1,503,882
----------------------------------------------------------------------------------------------------------------------------
MEDIA--1.7%
CBS Corp., Cl. B                                                                              42,350              1,015,553
----------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                             10,100                605,192
----------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                            127,200              2,135,688
----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                         17,800                496,442
                                                                                                            ----------------
                                                                                                                  4,252,875
----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Dollar General Corp.                                                                          98,300              1,736,961
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.7%
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.6%
Coca-Cola Co. (The)                                                                           14,500                607,115
----------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                 61,900              3,577,201
                                                                                                            ----------------
                                                                                                                  4,184,316
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Kroger Co. (The) 1                                                                            72,700              1,480,172
----------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                         36,500              1,724,260
                                                                                                            ----------------
                                                                                                                  3,204,432
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
General Mills, Inc.                                                                           10,800                547,344
----------------------------------------------------------------------------------------------------------------------------
Hershey Co. (The)                                                                             24,000              1,253,520
----------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                29,100                520,308
                                                                                                            ----------------
                                                                                                                  2,321,172
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Procter & Gamble Co. (The)                                                                     6,400                368,768
----------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.8%
Altria Group, Inc.                                                                             8,900                630,654
----------------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                                     35,200              1,464,320
                                                                                                            ----------------
                                                                                                                  2,094,974
----------------------------------------------------------------------------------------------------------------------------
ENERGY--5.6%
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.6%
Apache Corp.                                                                                  37,100              2,430,421
----------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                 48,700              2,823,139
----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                59,600              3,763,740
----------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             50,900              3,097,774
----------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                            18,400              1,401,528


1                        |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Valero Energy Corp.                                                                           12,800        $       765,184
                                                                                                            ----------------
                                                                                                                 14,281,786
----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--15.1%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.4%
Bank of America Corp.                                                                         68,800              3,133,152
----------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                       21,800                950,044
----------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                 147,300              4,492,650
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                60,900              3,413,445
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                             31,600              2,018,292
                                                                                                            ----------------
                                                                                                                 14,007,583
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.1%
CIT Group, Inc.                                                                               25,700              1,375,464
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               96,700              4,567,141
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                          38,400              1,598,976
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                14,700              2,124,591
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                     10,500                826,980
                                                                                                            ----------------
                                                                                                                 10,493,152
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.3%
American International Group, Inc.                                                            36,800              2,432,112
----------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                    9,800                935,312
----------------------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                                     9,200                553,196
----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                 35,300              1,707,461
----------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                    18,400              1,394,904
----------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                  51,300              2,575,773
----------------------------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                               25,400              1,450,340
                                                                                                            ----------------
                                                                                                                 11,049,098
----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Countrywide Financial Corp.                                                                   90,100              3,306,670
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.8%
AmerisourceBergen Corp.                                                                       81,900              3,953,313
----------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                         32,600              2,429,352
----------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                                            9,300                457,374
----------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                       35,900              3,155,610
----------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                21,800              1,147,770
----------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                72,600              3,784,638
                                                                                                            ----------------
                                                                                                                 14,928,057
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
Schering-Plough Corp.                                                                         59,200              1,124,208
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.0%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Northrop Grumman Corp.                                                                        24,900              1,700,421
----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                     11,100                643,467
                                                                                                            ----------------
                                                                                                                  2,343,888
----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.2%
United Parcel Service, Inc., Cl. B                                                             7,600                603,288
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Donnelley (R.R.) & Sons Co.                                                                   49,800              1,629,456


2                        |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Equifax, Inc.                                                                                 53,800        $     2,003,512
                                                                                                            ----------------
                                                                                                                  3,632,968
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.9%
3M Co.                                                                                        28,200              2,134,458
----------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                         137,800              4,792,684
----------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       14,600                392,448
                                                                                                            ----------------
                                                                                                                  7,319,590
----------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Caterpillar, Inc.                                                                              5,300                380,593
----------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                   12,200                890,234
----------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                     10,500              1,011,255
----------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                                                43,900              1,834,581
                                                                                                            ----------------
                                                                                                                  4,116,663
----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.0%
CSX Corp.                                                                                     40,600              2,427,880
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.9%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
QUALCOMM, Inc.                                                                                10,100                511,161
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.4%
Apple Computer, Inc. 1                                                                        19,200              1,204,224
----------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                 126,700              3,770,592
----------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                          116,700              3,839,430
                                                                                                            ----------------
                                                                                                                  8,814,246
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Jabil Circuit, Inc. 1                                                                         50,100              2,147,286
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
Computer Sciences Corp. 1                                                                      9,300                516,615
----------------------------------------------------------------------------------------------------------------------------
Unisys Corp. 1                                                                                59,600                410,644
                                                                                                            ----------------
                                                                                                                    927,259
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.3%
Altera Corp. 1                                                                                81,200              1,675,968
----------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                       35,550              1,534,338
----------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   52,900              1,023,615
----------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                  61,600              1,714,944
                                                                                                            ----------------
                                                                                                                  5,948,865
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.8%
Autodesk, Inc. 1                                                                              30,800              1,186,416
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                               27,200                740,112
                                                                                                            ----------------
                                                                                                                  1,926,528
----------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.2%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Dow Chemical Co. (The)                                                                        62,600              2,541,560
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
Vulcan Materials Co.                                                                          11,000                953,150
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Temple-Inland, Inc.                                                                           54,900              2,445,795


3                        |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Newmont Mining Corp. (Holding Co.)                                                             7,900        $       409,931
----------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                            13,600              1,095,208
                                                                                                            ----------------
                                                                                                                  1,505,139
----------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
MeadWestvaco Corp.                                                                            23,100                630,861
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
AT&T, Inc.                                                                                   213,642              5,776,880
----------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                               37,600              1,302,840
----------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                  81,900              2,789,514
                                                                                                            ----------------
                                                                                                                  9,869,234
----------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
Progress Energy, Inc.                                                                         42,700              1,877,946
----------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                     72,400              3,240,624
                                                                                                            ----------------
                                                                                                                  5,118,570
                                                                                                            ----------------
Total Common Stocks (Cost $145,296,481)                                                                         158,651,144

                                                                                           Principal
                                                                                              Amount
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.5%
----------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through
Certificates, Series 2002-HE7, Cl. A2B, 4.998%, 11/25/35 2                           $       230,000                230,142
----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts., Series 2004-2,
Cl. A3, 3.58%, 1/15/09                                                                       530,000                519,051
----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                         9,279                  9,252
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                        56,981                 56,685
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                      200,860                199,477
Series 2005-D, Cl. AV2, 5.088%, 10/25/35 2                                                   440,000                440,334
----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS, Cl.
A2, 2.66%, 11/20/06                                                                           41,992                 41,957
----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4,
Cl. C4, 5%, 6/10/15                                                                           70,000                 66,947
----------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 3                                      500,000                511,351
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed Certificates:
Series 2002-4, Cl. A1, 5.188%, 2/25/33 2                                                       8,112                  8,132
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 2                                                  247,295                245,856
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                                                  160,000                159,170
Series 2005-17, Cl. 1AF1, 5.018%, 5/25/36 2                                                  316,986                317,172
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2                                                  110,000                109,392
----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series 2004-3,
Cl. AF2, 3.80%, 7/25/34 2                                                                     49,090                 48,921
----------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity Receivables,
Series 2005-FF10, Cl. A3, 5.028%, 11/25/35 2                                                 660,000                660,407


4                        |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                               $       380,000        $       375,599
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                        205,752                205,385
----------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.036%, 1/20/35 2                                                     293,859                294,126
----------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 2                                                    453,305                452,491
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                                   282,467                279,830
----------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 4                                                          1,141,408              1,160,869
----------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl.
C7, 6.099%, 3/15/16 2                                                                        690,000                735,103
----------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2005-B, Cl.
A2, 4.03%, 4/15/08                                                                           266,484                265,811
----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 2                                                   140,000                138,481
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 2                                                    100,000                 98,571
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 2                                                    170,000                167,952
----------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                                       350,000                347,922
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates, Series 2005-4XS,
Cl. 3A1, 5.18%, 3/26/35                                                                      529,332                526,179
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations, Series 2003-25XS, Cl.
A4, 4.51%, 8/25/33                                                                            86,494                 85,936
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18 2                                                           148,377                147,491
----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2004-1, Cl.
A2A, 2.59%, 5/15/07                                                                           82,785                 82,624
                                                                                                            ----------------
Total Asset-Backed Securities (Cost $9,005,974)                                                                   8,988,616
----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--26.9%
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.3%
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                804,195                768,967
4.50%, 5/1/19 5                                                                              706,847                675,423
5%, 4/1/36 5                                                                               1,209,000              1,150,438
6.50%, 4/1/18-4/1/34                                                                         415,347                424,713
7%, 5/1/30-1/1/34                                                                          2,378,592              2,450,760
8%, 4/1/16                                                                                   205,355                218,058
9%, 8/1/22-5/1/25                                                                             60,023                 64,878
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                          232,422                236,066
Series 2080, Cl. Z, 6.50%, 8/15/28                                                           151,677                153,683
Series 2387, Cl. PD, 6%, 4/15/30                                                             140,865                141,186
Series 2456, Cl. BD, 6%, 3/15/30                                                              29,458                 29,446


5                        |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2500, Cl. FD, 5.249%, 3/15/32 2                                               $        74,482        $        74,909
Series 2526, Cl. FE, 5.149%, 6/15/29 2                                                       107,159                107,404
Series 2551, Cl. FD, 5.149%, 1/15/33 2                                                        83,528                 84,412
Series 2921, Cl. NG, 5%, 1/15/35                                                           1,528,000              1,398,895
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.185%, 6/1/26 6                                                        162,090                 36,436
Series 183, Cl. IO, 9.009%, 4/1/27 6                                                         247,042                 57,189
Series 184, Cl. IO, 14.961%, 12/1/26 6                                                       269,134                 59,444
Series 192, Cl. IO, 15.176%, 2/1/28 6                                                         68,756                 14,825
Series 200, Cl. IO, 13.488%, 1/1/29 6                                                         80,995                 18,935
Series 2003-118, Cl. S, 15.59%, 12/25/33 6                                                   979,004                114,900
Series 2130, Cl. SC, 2.676%, 3/15/29 6                                                       194,330                 12,862
Series 2796, Cl. SD, 6.557%, 7/15/26 6                                                       282,937                 18,883
Series 2920, Cl. S, 5.858%, 1/15/35 6                                                      1,251,020                 56,411
Series 3000, Cl. SE, 9.306%, 7/15/25 6                                                     1,340,140                 44,175
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security,
Series 176, Cl. PO, 4.707%, 6/1/26 7                                                          66,362                 53,661
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                          1,217,943              1,190,195
5%, 11/1/33-4/1/36 5                                                                      10,154,662              9,670,180
5.50%, 3/1/33-1/1/34                                                                       7,434,637              7,273,911
5.50%, 4/1/21-4/1/36 5                                                                     5,718,000              5,632,214
6%, 11/1/17-11/1/32                                                                        4,351,428              4,403,290
6.50%, 4/1/24-11/1/31                                                                      1,152,233              1,181,615
6.50%, 5/1/36 5                                                                            2,637,000              2,687,266
7%, 11/1/17-1/1/36                                                                         3,152,627              3,239,976
7%, 4/1/36 5                                                                               1,107,000              1,140,210
7.50%, 5/1/07-3/1/33                                                                       1,531,084              1,599,837
8%, 3/1/17                                                                                     6,090                  6,417
8.50%, 7/1/32                                                                                 16,462                 17,743
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Trust 2002-T1, Cl. A2, 7%,
11/25/31                                                                                     434,007                444,683
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                         411,651                420,591
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                            79,986                 80,416
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                       537,696                549,850
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                           106,433                106,829
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                            57,116                 57,191
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                            22,914                 22,894
Trust 2002-77, Cl. WF, 5.176%, 12/18/32 2                                                    126,373                127,433
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                        662,000                648,586
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                          452,000                435,584
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                        250,000                237,891
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                      270,000                258,099


6                        |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                $       970,000        $       957,696
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 4.668%, 10/25/23 6                                                   217,872                 21,158
Trust 2002-47, Cl. NS, 3.218%, 4/25/32 6                                                     337,903                 30,286
Trust 2002-51, Cl. S, 3.364%, 8/25/32 6                                                      310,277                 27,326
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 13.854%, 6/1/23 6                                                          539,736                126,409
Trust 240, Cl. 2, 15.79%, 9/1/23 6                                                           617,974                144,506
Trust 252, Cl. 2, 7.415%, 11/1/23 6                                                          417,062                 98,657
Trust 273, Cl. 2, 15.002%, 8/1/26 6                                                          121,893                 27,429
Trust 319, Cl. 2, 10.658%, 2/1/32 6                                                          123,103                 31,459
Trust 321, Cl. 2, 5.388%, 4/1/32 6                                                         1,408,586                358,360
Trust 322, Cl. 2, 15.697%, 4/1/32 6                                                          480,578                115,669
Trust 329, Cl. 2, 10.54%, 1/1/33 6                                                           524,181                129,439
Trust 331, Cl. 9, 1.921%, 2/1/33 6                                                           351,812                 79,087
Trust 333, Cl. 2, 10.633%, 4/1/33 6                                                        3,120,050                775,296
Trust 334, Cl. 17, 10.789%, 2/1/33 6                                                         228,845                 52,372
Trust 338, Cl. 2, 9.459%, 7/1/33 6                                                         1,500,689                371,634
Trust 350, Cl. 2, 11.944%, 3/1/34 6                                                        1,175,252                288,069
Trust 2001-65, Cl. S, 15.573%, 11/25/31 6                                                    602,543                 53,070
Trust 2001-81, Cl. S, 4.9%, 1/25/32 6                                                        145,028                 12,337
Trust 2002-52, Cl. SD, 1.161%, 9/25/32 6                                                     378,261                 33,783
Trust 2002-77, Cl. SH, 8.631%, 12/18/32 6                                                    176,431                 14,877
Trust 2002-84, Cl. SA, 15.988%, 12/25/32 6                                                   520,174                 48,221
Trust 2003-4, Cl. S, 15.29%, 2/25/33 6                                                       339,709                 35,976
Trust 2004-54, Cl. DS, 1.368%, 11/25/30 6                                                    295,536                 14,687
Trust 2005-6, Cl. SE, 5.383%, 2/25/35 6                                                      845,765                 38,332
Trust 2005-19, Cl. SA, 4.435%, 3/25/35 6                                                   3,159,458                153,189
Trust 2005-40, Cl. SA, 5.093%, 5/25/35 6                                                     724,441                 33,844
Trust 2005-71, Cl. SA, 12.685%, 8/25/25 6                                                    850,791                 43,219
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 333, Cl. 1, 4.628%, 4/1/33 7                                                         1,492,776              1,094,192
Trust 338, Cl. 1, 5.022%, 7/1/33 5,7                                                       1,710,205              1,255,043
Trust 1993-184, Cl. M, 5.762%, 9/25/23 7                                                     160,858                130,924
                                                                                                            ----------------
                                                                                                                 56,496,406
----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                                                         177,295                183,703
7.50%, 1/15/09-6/15/24                                                                       317,905                332,113
8%, 5/15/17                                                                                   84,575                 89,771
8.50%, 8/15/17-12/15/17                                                                       77,067                 82,538


7                        |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (0.218)%, 1/16/27 6                                          $       315,319        $        18,369
Series 2002-15, Cl. SM, (3.059)%, 2/16/32 6                                                  358,182                 19,937
Series 2002-76, Cl. SY, 0.913%, 12/16/26 6                                                   724,618                 43,235
Series 2004-11, Cl. SM, (3.232)%, 1/17/30 6                                                  259,810                 15,763
                                                                                                            ----------------
                                                                                                                    785,429
----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.6%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                      410,000                391,355
Series 2005-2, Cl. A4, 4.783%, 7/10/43 2                                                     600,000                579,546
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                       490,000                473,163
----------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2, Cl.
2A1, 6.50%, 7/20/32                                                                          470,675                463,883
----------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates, Series
2004-8, Cl. 5A1, 6.50%, 5/25/32                                                              340,509                344,021
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                    210,000                204,322
----------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-CD1, Cl. A4, 5.226%, 7/15/44 2                                                   520,000                510,054
----------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.998%, 10/25/34 2                                                   57,385                 57,428
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                      727,414                733,299
----------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates, Series
1997-CHL1, Cl. D, 7.577%, 4/29/39 2,3                                                        211,813                212,088
----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                      320,000                311,775
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                      170,000                163,039
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                      280,000                274,854
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                      153,795                156,101
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                     260,000                248,619
----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                     340,000                328,341
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                     300,000                296,942
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                    120,000                116,284
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                   450,000                446,710
----------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                      340,000                333,820
----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                         551,015                547,848
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                                    1,281,146              1,271,630


8                        |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                      $       251,000        $       270,200
----------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                      280,802                279,151
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                     590,000                577,286
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 2                                                   340,000                332,591
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates, Series
2005-AR5, Cl. A1, 4.678%, 5/25/35 2                                                          389,023                388,342
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl. 2A1,
5.518%, 1/25/35 2                                                                            171,581                170,691
                                                                                                            ----------------
                                                                                                                 10,483,383
----------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                      400,000                390,083
----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32             808,338                818,442
                                                                                                            ----------------
Total Mortgage-Backed Obligations (Cost $69,798,261)                                                             68,973,743
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.6%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8                                                     435,000                403,066
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
6%, 5/15/11                                                                                  350,000                363,250
7.25%, 5/15/30 9                                                                             335,000                421,977
----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                               705,000                633,698
Series A, 6.79%, 5/23/12                                                                   3,937,000              4,263,755
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                                                          95,000                100,032
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 1/15/11                                                                               294,000                286,799
4.375%, 1/31/08                                                                              197,000                195,423
                                                                                                            ----------------
Total U.S. Government Obligations (Cost $6,957,638)                                                               6,668,000
----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.0%
----------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                               425,000                396,636
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                          255,000                269,025
----------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                             280,000                256,118
----------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                 365,000                410,330
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 10                                                 440,000                422,299
----------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                      275,000                262,625
----------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                               365,000                382,092
----------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                           475,000                510,997
----------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                       235,000                301,496
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                   475,000                501,574
----------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                            245,000                257,335
----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                        450,000                496,608
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                            215,000                230,972
----------------------------------------------------------------------------------------------------------------------------


9                        |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                              $       250,000        $       248,305
----------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32                                  420,000                481,840
----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                   530,000                508,179
----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                        565,000                542,072
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 5.25% Nts., 3/2/11                                                515,000                509,670
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                              290,000                277,039
6.125% Nts., 1/15/14                                                                         245,000                240,772
----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 8% Nts., 6/15/10                                460,000                495,283
----------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                             355,000                412,398
----------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                    465,000                505,383
----------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                270,000                270,464
----------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                                  465,000                505,458
----------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                            335,000                344,357
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                    225,000                225,091
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                   260,000                289,678
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                               315,000                287,854
6.625% Nts., 6/16/08                                                                         795,000                752,832
----------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.315% Sr. Unsec. Nts., 3/1/31 2                                           75,000                 93,958
----------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                          335,000                340,305
9.55% Unsub. Nts., 12/15/08 2                                                                 69,000                 75,355
----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                   405,000                395,388
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                           820,000                805,563
8% Bonds, 11/1/31                                                                            380,000                360,079
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                390,000                388,002
----------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15                                275,000                263,960
----------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 3,10                                         500,000                477,475
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                    245,000                246,824
----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                          305,000                331,616
----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 2                                       500,000                491,457
----------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 3                                                   190,000                192,686
----------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2                                   265,000                278,250
----------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                         535,000                514,066
----------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                      385,000                417,034
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                                               520,000                498,520
----------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                      275,000                259,242
----------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                335,000                307,929
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                           300,000                310,770
----------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The):
5.50% Unsec. Unsub. Nts., 2/1/13                                                             405,000                394,568
6.80% Sr. Unsec. Nts., 4/1/11                                                                105,000                109,514
----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                          285,000                266,449
----------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                              275,000                270,602
----------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                                 345,000                313,695
----------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                      180,000                185,408
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                              265,000                254,545
----------------------------------------------------------------------------------------------------------------------------


10                       |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                        $       275,000        $       260,016
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                  405,000                400,950
----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                             460,000                464,882
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                           480,000                504,233
----------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                 40,000                 41,414
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                           235,000                239,472
6.25% Sr. Unsec. Nts., 11/15/11                                                               20,000                 20,598
----------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                           45,000                 44,459
7.875% Sr. Unsec. Nts., 11/15/10                                                             475,000                515,735
----------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 9.375% Sr. Unsec. Sub. Nts., 2/15/07                          44,000                 45,485
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
5.75% Unsec. Unsub. Nts., Series 12, 12/15/15                                                435,000                417,056
5.75% Nts., 12/15/15 3                                                                       340,000                325,975
----------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 3                         782,944                768,963
----------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 3                      196,319                183,469
----------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                                            535,000                532,159
----------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 3                          235,000                254,304
----------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 3                                  510,000                622,182
----------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                      500,000                617,155
----------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                             135,000                135,048
----------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                  380,000                378,876
----------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                            210,000                196,649
----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                 485,000                500,063
----------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                                               395,000                390,202
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 3                                               395,000                389,637
----------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Perpetual Bonds 3,10                                            20,000                 20,577
----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                    340,000                426,329
----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                     515,000                607,576
----------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                  60,000                 66,249
----------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                   440,000                507,923
----------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                         335,000                337,872
----------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                                                           445,000                451,298
6.125% Unsec. Unsub. Nts., 1/15/09                                                            60,000                 60,801
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                              425,000                411,472
----------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                                          270,000                242,973
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                        240,000                255,090
----------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                    520,000                520,784
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts., 3/15/16                                                   260,000                257,942
----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                            580,000                580,517
                                                                                                            ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $33,774,391)                                               33,434,427


11                       |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $264,832,745)                                                107.9%       $   276,715,930
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                           (7.9)           (20,174,131)
                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $   256,541,799
                                                                                     =======================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,958,707 or 1.54% of the Portfolio's net assets as of March 31, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $1,160,869, which represents 0.45% of the Portfolio's net assets. See accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,690,055 or 1.44% of the Portfolio's net assets as of March 31, 2006.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,533,820 or 0.99% of the Portfolio's net assets as of March 31, 2006.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $233,026. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $      264,864,432
Federal tax cost of other investments                        (17,362,873)
                                                      ------------------
Total federal tax cost                                $      247,501,559
                                                      ==================

Gross unrealized appreciation                         $       17,399,125
Gross unrealized depreciation                                 (5,666,396)
                                                      ------------------
Net unrealized appreciation                           $       11,732,729
                                                      ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities


12                       |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Portfolio had purchased $36,362,231 of securities issued on a when-issued basis or forward commitment and sold $15,088,345 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.



13                       |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Portfolio had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                                   EXPIRATION   NUMBER OF     VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                    DATES   CONTRACTS      MARCH 31, 2006     (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                       6/21/06          65   $       7,095,156   $       (211,323)
U.S. Treasury Nts., 5 yr.             6/30/06           4             417,750             (1,019)
                                                                                -----------------
                                                                                        (212,342)
                                                                                -----------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.          6/8/06          19           2,697,872             30,361
U.S. Treasury Nts., 2 yr.             6/30/06          88          17,939,625             35,122
U.S. Treasury Nts., 10 yr.            6/21/06          41           4,362,016             23,127
                                                                                -----------------
                                                                                          88,610
                                                                                -----------------
                                                                                $       (123,732)
                                                                                =================

TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Portfolio at termination or settlement is combined and separately disclosed as an asset (liability). The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2006, the Portfolio had entered into the following total return swap agreements:

SWAP                                                                               NOTIONAL   TERMINATION       UNREALIZED
COUNTERPARTY        SWAP DESCRIPTION                                                 AMOUNT          DATE     APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
                    Received or paid monthly. If the sum of the Lehman
                    Brothers CMBS Index Payer Payment Amount and the Floating
                    Rate Payer Payment Amount is positive, the Counterparty
                    will pay such amount to the Fund. If the sums are
Goldman Sachs       negative, then the Fund shall pay the absolute
Group, Inc. (The)   value of such amount to the Counterparty.                   $ 2,140,000        6/1/06   $        4,965


14                       |                                Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Abbreviations are as follows:
CMBS                Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


15                       |                                Total Return Portfolio



Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.7%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Goodyear Tire & Rubber Co. (The) 1,2                                                         4,400      $         63,712
------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                       4,900               372,057
------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                                                800                18,640
                                                                                                        ----------------
                                                                                                                 454,409
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co.                                                                              52,511               417,988
------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc. 2                                                                      8,100               420,228
                                                                                                        ----------------
                                                                                                                 838,216
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                                              400                17,532
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Apollo Group, Inc., Cl. A 1                                                                    800                42,008
------------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1,2                                                                   1,800                67,914
                                                                                                        ----------------
                                                                                                                 109,922
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Choice Hotels International, Inc. 2                                                            600                27,468
------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                2,800                98,616
------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                            13,300               456,988
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                                                            700                 7,126
------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                            2,200                82,808
------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                            6,900               337,134
                                                                                                        ----------------
                                                                                                               1,010,140
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
American Greetings Corp., Cl. A 2                                                            1,200                25,944
------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc. 2                                                                       200                13,140
------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A 2                                                                          400                24,152
------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                                300                27,441
                                                                                                        ----------------
                                                                                                                  90,677
------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. 1                                                                                 7,600               296,856
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Hasbro, Inc.                                                                                 3,100                65,410
------------------------------------------------------------------------------------------------------------------------
MEDIA--2.9%
CBS Corp., Cl. B                                                                            13,352               320,181
------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc. 2                                                        20,900               606,309
------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                            8,200               491,344
------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                                22,500               184,725
------------------------------------------------------------------------------------------------------------------------
Live Nation 1                                                                                1,600                31,744
------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                                 4,400               253,528
------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                     24,200               401,962
------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                          3,600               299,700
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                                         400                23,292
------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                           55,100               925,129
------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                       13,352               518,058


1                        |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Walt Disney Co. (The)                                                                       19,400      $        541,066
                                                                                                        ----------------
                                                                                                               4,597,038
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.5%
Dollar General Corp.                                                                           400                 7,068
------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1,2                                                                 2,600                71,942
------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                            5,400               394,200
------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                         10,200               616,182
------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                                               4,900               259,749
------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                             12,900               505,422
------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                11,000               572,110
                                                                                                        ----------------
                                                                                                               2,426,673
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
American Eagle Outfitters, Inc. 2                                                            2,900                86,594
------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1,2                                                                     800                29,432
------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                           3,700                79,735
------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 2                                                                       1,700                78,625
------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                                                    3,300               126,720
------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                          10,400               581,672
------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp. 2                                                             600                21,384
------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1,2                                                                        1,200                48,768
------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                                       600                34,740
------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                                 2,700                66,096
------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc. 2                                                                      1,500                54,465
------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                             25,200               470,736
------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                            32,300             1,366,290
------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                           12,700               818,388
------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 2                                                                1,350                48,519
------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                         7,100               264,404
------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1,2                                                                   100                 2,289
------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1,2                                                               800                29,520
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                               27,250               695,420
------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                                                          800                21,496
------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                  300                11,262
------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                         8,400               208,488
------------------------------------------------------------------------------------------------------------------------
Too, Inc. 1,2                                                                                  800                27,480
------------------------------------------------------------------------------------------------------------------------
Zale Corp. 1,2                                                                                 400                11,212
                                                                                                        ----------------
                                                                                                               5,183,735
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                                                               12,100               418,418
------------------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                                    1,100                38,907
------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                              100                 8,510
------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp. 2                                                                    400                15,284
------------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1,2                                                                    2,100                71,883
                                                                                                        ----------------
                                                                                                                 553,002


2                        |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.5%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Brown-Forman Corp., Cl. B                                                                      300      $         23,091
------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                         14,200               594,554
------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                             4,000               121,560
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                               11,920               688,857
                                                                                                        ----------------
                                                                                                               1,428,062
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Albertson's, Inc.                                                                            2,600                66,742
------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                       4,200               227,472
------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                                                          26,100               531,396
------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                                                 200                 6,238
------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                               23,000               577,760
------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                              2,200                67,804
------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                  2,200                70,510
------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                       21,000               992,040
------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                 2,300                99,199
------------------------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.                                                                     1,000                66,440
                                                                                                        ----------------
                                                                                                               2,705,601
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-Midland Co.                                                                   1,200                40,380
------------------------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                                            4,700               152,280
------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                          2,600                55,796
------------------------------------------------------------------------------------------------------------------------
Dean Foods Co. 1,2                                                                           1,500                58,245
------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co. 2                                                                          800                 9,488
------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                          5,600               283,808
------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                             3,600               136,512
------------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                                                               1,900                41,173
------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                              12,700               227,076
                                                                                                        ----------------
                                                                                                               1,004,758
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co.                                                                        2,600               148,460
------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1,2                                                                   800                42,400
------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                         1,000                57,800
------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                  37,065             2,135,685
                                                                                                        ----------------
                                                                                                               2,384,345
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                                                          9,500               296,115
------------------------------------------------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                                                          28,800             2,040,768
------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                     800                37,816
------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc. 2                                                                    5,400               569,700
                                                                                                        ----------------
                                                                                                               2,648,284
------------------------------------------------------------------------------------------------------------------------
ENERGY--11.5%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Grey Wolf, Inc. 1,2                                                                          3,800                28,272
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                              1,200                87,624
------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1,2                                                               600                33,246


3                        |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1,2                                                                             600      $         27,618
------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                              800               101,256
------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                           4,600               369,380
------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2                                                       400                20,268
------------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1,2                                                                          800                36,312
                                                                                                        ----------------
                                                                                                                 703,976
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--11.0%
Amerada Hess Corp.                                                                           3,100               441,440
------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                     7,900               797,979
------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                 9,300               609,243
------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                   9,200               845,572
------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                              3,800               211,174
------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                               35,301             2,046,399
------------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                                                                   900                26,721
------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                              27,892             1,761,380
------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                          13,800               844,146
------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                          8,100               583,200
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           88,376             5,378,563
------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                       500                16,670
------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1,2                                                                     400                27,816
------------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                                                         1,100                28,600
------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                             4,918               469,571
------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                           7,700               586,509
------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                   8,620               798,643
------------------------------------------------------------------------------------------------------------------------
OMI Corp. 2                                                                                    800                14,416
------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                                                           1,200                57,516
------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                           10,600               378,037
------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1,2                                                                  700                30,254
------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc. 2                                                                               6,300               488,691
------------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                                           700                26,222
------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                        2,900               154,008
------------------------------------------------------------------------------------------------------------------------
Tesoro Corp. 2                                                                               1,400                95,676
------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                          9,800               585,844
------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                                                                    700                28,693
------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                             7,500               326,775
                                                                                                        ----------------
                                                                                                              17,659,758
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--21.5%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Ameriprise Financial, Inc.                                                                   5,920               266,755
------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                            13,000               468,520
------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                       8,300               295,480
------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                         3,100               162,750
------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp.                                                                    300                 6,261
                                                                                                        ----------------
                                                                                                               1,199,766
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.6%
Astoria Financial Corp. 2                                                                    2,450                75,852


4                        |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                       69,212      $      3,151,914
------------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                   6,700               262,640
------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                               1,900               110,143
------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                  2,200               149,380
------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                      6,500               239,200
------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                               1,600               182,624
------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                         12,100               422,290
------------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                                900                25,947
------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                           2,200               148,082
------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                                      4,963               174,549
------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                         4,800               349,248
------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                34,125             1,040,813
------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                            2,100               147,336
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                              21,700             1,216,285
------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                      8,160               347,779
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                           15,700             1,002,759
                                                                                                        ----------------
                                                                                                               9,046,841
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.8%
American Express Co.                                                                         9,800               514,990
------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                                                        3,900               119,847
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                1,100               152,570
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                  7,435               598,666
------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The) 2                                                            600               268,500
------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                              7,500               401,400
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             73,277             3,460,873
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                              9,000             1,412,640
------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                    1,900                44,023
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                        51,604             2,148,791
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                               7,400             1,069,522
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                   19,600             1,543,696
------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                1,200                85,752
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                              22,300             1,400,886
------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                      29,500               507,695
------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                           6,200               374,666
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                                      300                23,463
                                                                                                        ----------------
                                                                                                              14,127,980
------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.2%
ACE Ltd.                                                                                     2,600               135,226
------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                  4,600               207,598
------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                              13,600               708,696
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                          28,137             1,859,574
------------------------------------------------------------------------------------------------------------------------
AmerUs Group Co. 2                                                                           1,000                60,240
------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                   11,600               481,516
------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                  4,700               448,568
------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                            2,237                79,481
------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 2                                                   548                12,478
------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                             16,800               561,624
------------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                                  300                15,726
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                7,300               588,015


5                        |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                            200      $         13,570
------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                         200                10,918
------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                  1,300               131,560
------------------------------------------------------------------------------------------------------------------------
MBIA, Inc. 2                                                                                 1,500                90,195
------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                               12,300               594,951
------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                       12,200               595,360
------------------------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                            3,100               323,206
------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                   8,000               606,480
------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                   600                30,126
------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                         18,500               773,115
------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                               1,200                64,932
------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                600                28,878
                                                                                                        ----------------
                                                                                                               8,422,033
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Accredited Home Lenders Holding Co. 1,2                                                        600                30,708
------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                 14,600               535,820
------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                  10,200               524,280
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                  6,400               390,400
------------------------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                                        200                 4,312
------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp. 2                                                                      1,300                86,619
------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                                                      1,000                45,920
------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc. 2                                                                         1,400                84,350
                                                                                                        ----------------
                                                                                                               1,702,409
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.2%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.2%
Abgenix, Inc. 1,2                                                                            1,700                38,250
------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc. 1,2                                                                           1,600                35,280
------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                               21,200             1,542,300
------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                       3,800               103,132
------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                                          2,800               131,880
------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                            2,400               202,824
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                                           1,600               107,552
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                      8,100               503,982
------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1,2                                                                             100                 4,881
------------------------------------------------------------------------------------------------------------------------
Techne Corp. 1,2                                                                               600                36,084
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                       17,900               868,508
                                                                                                        ----------------
                                                                                                               3,574,673
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Baxter International, Inc.                                                                   7,500               291,075
------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                      7,700               474,166
------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                    6,800               156,740
------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                  400                31,224
------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                                                                     700                28,819
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                             10,500               532,875
------------------------------------------------------------------------------------------------------------------------
Mentor Corp. 2                                                                               1,200                54,372


6                        |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
------------------------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                                              500      $         36,530
------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                              500                11,735
------------------------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                                 900                38,835
                                                                                                        ----------------
                                                                                                               1,656,371
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.1%
Aetna, Inc.                                                                                 12,100               594,594
------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                      2,400               115,848
------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                        9,700               722,844
------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                                         15,300               752,454
------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                  5,200               679,224
------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                 1,250                67,475
------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                      5,100               448,290
------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                                   500                21,970
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                   12,700               581,533
------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                           1,500                76,230
------------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1,2                                                                           600                30,564
------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                               2,200               115,830
------------------------------------------------------------------------------------------------------------------------
IMS Health, Inc. 2                                                                           1,000                25,770
------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc. 2                                                                             800                35,480
------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                              12,800               667,264
------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                               9,562               547,138
------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                                                              700                71,848
------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                      6,400               328,320
------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1,2                                                                     1,500                71,790
------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                                                             1,800                73,260
------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                    18,182             1,015,647
------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                                                                600                27,264
------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                           13,967             1,081,465
                                                                                                        ----------------
                                                                                                               8,152,102
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.9%
Abbott Laboratories                                                                          7,800               331,266
------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                               3,800               412,300
------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A 2                                                                        900                24,138
------------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1,2                                                                              1,000                23,740
------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                    13,700               337,157
------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                          800                26,248
------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                                  8,100               361,503
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           40,218             2,381,710
------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                 4,800                82,800
------------------------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1,2                                                                1,000                47,770
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                          300                 9,780
------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                           36,100             1,271,803
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                97,765             2,436,304
------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                               2,000                57,480
                                                                                                        ----------------
                                                                                                               7,803,999


7                        |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.3%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Alliant Techsystems, Inc. 1,2                                                                  800      $         61,736
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1,2                                                                       1,100                27,632
------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                  19,000             1,480,670
------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                       9,300               595,014
------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                               11,600               496,132
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                       11,300               848,969
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                      13,100               894,599
------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                    2,400               142,560
------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                17,600               806,784
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   10,100               585,497
                                                                                                        ----------------
                                                                                                               5,939,593
------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
FedEx Corp.                                                                                    400                45,176
------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                                           1,000                79,380
                                                                                                        ----------------
                                                                                                                 124,556
------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 1,2                                                                   1,000                35,450
------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                                                4,200               113,610
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                        1,700                45,730
------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                       2,400                43,176
                                                                                                        ----------------
                                                                                                                 237,966
------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Masco Corp.                                                                                 11,700               380,133
------------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                                1,300               123,448
                                                                                                        ----------------
                                                                                                                 503,581
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Administaff, Inc. 2                                                                            500                27,180
------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                               36,000               624,600
------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. 2                                                                200                20,180
------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                       600                46,008
------------------------------------------------------------------------------------------------------------------------
Manpower, Inc. 2                                                                             1,400                80,052
------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1,2                                                                                1,005                26,834
------------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                           1,200                51,516
------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                              1,600                61,776
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                       8,500               300,050
                                                                                                        ----------------
                                                                                                               1,238,196
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Quanta Services, Inc. 1,2                                                                    2,000                32,040
------------------------------------------------------------------------------------------------------------------------
URS Corp. 1,2                                                                                2,200                88,550
                                                                                                        ----------------
                                                                                                                 120,590
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                                                                         4,300               359,609
------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                    7,100               510,561


8                        |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
Roper Industries, Inc. 2                                                                     1,000      $         48,630
                                                                                                        ----------------
                                                                                                                 918,800
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.2%
3M Co.                                                                                       4,900               370,881
------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                       126,500             4,399,670
------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc. 2                                                                               200                14,326
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                     13,600               365,568
                                                                                                        ----------------
                                                                                                               5,150,445
------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Caterpillar, Inc.                                                                            7,200               517,032
------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                2,700               171,585
------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                  5,000               395,250
------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                    500                36,485
------------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1,2                                                                          1,600                93,344
------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                    6,400               616,384
------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                                               9,200               384,468
------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                           900                50,598
------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                          800                64,488
------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                    1,600                85,472
------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1,2                                                                              1,200                95,088
                                                                                                        ----------------
                                                                                                               2,510,194
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
Burlington Northern Santa Fe Corp.                                                           6,300               524,979
------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                    2,000               119,600
------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc. 2                                                                        900                39,708
------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                      11,100               600,177
                                                                                                        ----------------
                                                                                                               1,284,464
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
United Rentals, Inc. 1,2                                                                     1,200                41,400
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.4%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.5%
ADTRAN, Inc.                                                                                 1,800                47,124
------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                                4,900                55,370
------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                       9,600                64,128
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                       90,400             1,958,968
------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                             11,900               320,229
------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1,2                                                                             1,500                25,635
------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                     7,600               145,312
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                                                139,600               425,780
------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                              57,200             1,310,452
------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1,2                                                                              600                13,008
------------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                               3,800                73,530
------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                              22,900             1,158,969
                                                                                                        ----------------
                                                                                                               5,598,505
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Apple Computer, Inc. 1                                                                       7,900               495,488


9                        |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                49,200      $      1,464,192
------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                 61,700               840,971
------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                         54,000             1,776,600
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       22,500             1,855,575
------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1,2                                                       1,800                81,684
------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                  2,800               117,012
------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                    2,000                72,060
------------------------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                               1,800                41,688
------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                      7,600               147,668
                                                                                                        ----------------
                                                                                                               6,892,938
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Agilent Technologies, Inc. 1                                                                16,100               604,555
------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                    2,400                77,448
------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                2,000                50,760
------------------------------------------------------------------------------------------------------------------------
CDW Corp. 2                                                                                    800                47,080
------------------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                                        2,600               111,436
------------------------------------------------------------------------------------------------------------------------
Komag, Inc. 1,2                                                                              1,000                47,600
------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1,2                                                         200                12,068
------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                                         15,700                64,370
------------------------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                                           19,700                78,800
------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                              600                22,146
                                                                                                        ----------------
                                                                                                               1,116,263
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
Check Point Software Technologies Ltd. 1                                                     2,600                52,052
------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1,2                                                                        900                39,249
------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                                                          5,200                49,660
------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                        1,200               468,000
------------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                                          1,700                40,766
------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                                 300                31,587
------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                                                        4,550                58,513
------------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                           1,000                27,580
------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                               7,100               229,046
                                                                                                        ----------------
                                                                                                                 996,453
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.0%
Automatic Data Processing, Inc.                                                                400                18,272
------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1,2                                                            700                46,025
------------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                             1,900                48,355
------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1,2                                                                          1,100                55,550
------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                    2,700               149,985
------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                2,100                56,343
------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                            21,100               987,902
------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                               2,100                89,355
------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc. 2                                                                      1,000                53,010


10                       |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
Sabre Holdings Corp. 2                                                                       2,800      $         65,884
                                                                                                        ----------------
                                                                                                               1,570,681
------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                                                               34,900               530,480
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Advanced Micro Devices, Inc. 1                                                              13,100               434,396
------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                        15,000               574,350
------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                     34,900               611,099
------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                     11,600               500,656
------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1,2                                                                                800                36,352
------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                                                      18,613               516,883
------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                114,900             2,223,315
------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A 2                                                                      3,000                86,760
------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                             6,800               328,848
------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1,2                                                                       2,200                94,600
------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                      2,600                91,208
------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                            9,000               104,040
------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                                             1,500                22,230
------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                   2,800               101,640
------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1,2                                                                            900                26,199
------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                 4,000               111,360
------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                     3,000                72,000
------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                               2,600               148,876
------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                                            1,700                51,340
------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                     43,200             1,402,704
------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                                  500                10,940
                                                                                                        ----------------
                                                                                                               7,549,796
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.3%
Adobe Systems, Inc. 1                                                                        2,800                97,776
------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                             8,900               342,828
------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                          7,800               102,414
------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                         3,800                82,308
------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                    18,200               495,222
------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1,2                                                             4,700                86,903
------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                       1,900                72,010
------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                            8,600                67,338
------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp. 2                                                                           1,500                59,430
------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                               1,900               101,061
------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                               2,700                65,691
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            132,200             3,597,162
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                               9,100                69,888
------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                              61,600               843,304
------------------------------------------------------------------------------------------------------------------------
osKHyperion Solutions Corp. 1,2                                                              1,950                63,570
------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                                1,960                32,007


11                       |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1,2                                                                            3,100      $         86,738
------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A 2                                                               200                 5,680
------------------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                                            30,434               512,204
------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                             5,800               129,630
                                                                                                        ----------------
                                                                                                               6,913,164
------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.6%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.2%
Agrium, Inc.                                                                                 1,700                42,942
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                      18,600               755,160
------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                5,500               232,155
------------------------------------------------------------------------------------------------------------------------
FMC Corp. 2                                                                                    300                18,594
------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                           300                12,855
------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                 3,400               288,150
------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                         4,300               272,405
------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                              5,100               249,237
------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 2                                                          900                41,184
------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. B 1                                                                          991                16,837
                                                                                                        ----------------
                                                                                                               1,929,519
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Texas Industries, Inc. 2                                                                       500                30,245
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.0%
Sealed Air Corp.                                                                             1,000                57,870
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.2%
AK Steel Holding Corp. 1,2                                                                   4,200                63,000
------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp. 2                                                                   700                66,164
------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co. 2                                                                        700                37,443
------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                  8,400               502,068
------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                  6,700               702,093
------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                           4,600               370,438
------------------------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                                                 700                46,641
------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                                                              1,100               103,312
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                                         800                45,384
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp. 2                                                                    200                12,136
------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                                               1,100                22,066
                                                                                                        ----------------
                                                                                                               1,970,745
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Louisiana-Pacific Corp. 2                                                                    1,100                29,920
------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                           2,200                60,082
------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co. 2                                                                           2,100               152,103
                                                                                                        ----------------
                                                                                                                 242,105
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
American Tower Corp. 1                                                                       6,400               194,048
------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                  26,969               729,242
------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                             19,000               658,350


12                       |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                             2,000      $         78,240
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                                           2,100                59,535
------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1,2                                                70,300               478,040
------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                         47,886             1,237,374
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                36,400             1,239,784
                                                                                                        ----------------
                                                                                                               4,674,613
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Dobson Communications Corp., Cl. A 1,2                                                       3,500                28,070
------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.0%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
AES Corp. (The) 1                                                                            2,600                44,356
------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                            1,200                40,824
------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                             4,400               240,724
-------------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                   8,500               350,030
-------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                   800                42,320
-------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                            2,100               102,690
-------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                  13,300               517,370
-------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                    100                 3,910
-------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc. 2                                                                        600                26,388
-------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                    6,200               277,509
                                                                                                        -----------------
                                                                                                               1,646,121
                                                                                                        -----------------
Total Common Stocks (Cost $143,995,792)                                                                      159,978,036
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 1 (Cost $0)                           2,000                     8

                                                                                         Principal
                                                                                            Amount
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.02% in joint repurchase agreement (Principal
Amount/Value $2,051,676,000, with a maturity value of $2,052,457,347) with UBS
Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $359,137 on 4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36,
with a value of $2,098,378,320  (Cost $359,000)                                     $      359,000               359,000
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $144,354,792)                                                       160,337,044
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.9%
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.9%
Undivided interest of 0.79% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,407,917) with
Bank of America NA, 4.895%, dated 3/31/06, to be repurchased at $7,871,940 on
4/3/06, collateralized by U.S. Agency Mortgages, 5.50%, 12/1/34, with a value
of $1,020,000,001 3 (Cost $7,868,730)                                                    7,868,730             7,868,730
-------------------------------------------------------------------------------------------------------------------------


13                       |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $152,223,522)                                              104.8%     $    168,205,774
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (4.8)           (7,671,413)
                                                                                    -------------------------------------
Net Assets                                                                                   100.0%     $    160,534,361
                                                                                    =====================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $     154,012,612
                                                      =================

Gross unrealized appreciation                         $      18,084,633
Gross unrealized depreciation                                (3,891,471)
                                                      -----------------
Net unrealized appreciation                           $      14,193,162
                                                      =================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the


14                       |                                      Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2006, the Portfolio had no outstanding foreign currency contracts.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Portfolio had on loan securities valued at $7,704,505. Collateral of $7,868,730 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


15                       |                                      Growth Portfolio


Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.7%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.9%
----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.2%
Continental AG                                                                                49,664        $     5,479,904
----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.9%
Bayerische Motoren Werke AG                                                                   38,632              2,130,149
----------------------------------------------------------------------------------------------------------------------------
Honda Motor Co.                                                                               29,860              1,849,443
----------------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                           689                658,206
----------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                            47,900              2,616,797
                                                                                                            ----------------
                                                                                                                  7,254,595
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Carnival Corp.                                                                                29,000              1,373,730
----------------------------------------------------------------------------------------------------------------------------
William Hill plc                                                                             133,510              1,390,608
                                                                                                            ----------------
                                                                                                                  2,764,338
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Daito Trust Construction Co. Ltd.                                                             28,403              1,481,686
----------------------------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                                 17,132              1,868,538
----------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                                                    38,700              1,308,009
----------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                    40,300              1,858,332
                                                                                                            ----------------
                                                                                                                  6,516,565
----------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.5%
GS Home Shopping, Inc.                                                                        11,095              1,050,576
----------------------------------------------------------------------------------------------------------------------------
GUS plc                                                                                       53,102                970,264
----------------------------------------------------------------------------------------------------------------------------
Next plc                                                                                      61,750              1,763,337
                                                                                                            ----------------
                                                                                                                  3,784,177
----------------------------------------------------------------------------------------------------------------------------
MEDIA--3.7%
British Sky Broadcasting Group plc                                                            34,851                326,972
----------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco SA                                                                      21,930                547,732
----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                                              98,000              1,950,200
----------------------------------------------------------------------------------------------------------------------------
Mediaset SpA                                                                                 113,400              1,335,767
----------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                                                       26,792                469,921
----------------------------------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                                                45,524                563,819
----------------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                                29,910                906,166
----------------------------------------------------------------------------------------------------------------------------
Sogecable SA 1                                                                                 8,180                327,030
----------------------------------------------------------------------------------------------------------------------------
Vivendi Universal SA                                                                          40,940              1,401,461
----------------------------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                                           290,800              1,561,825
                                                                                                            ----------------
                                                                                                                  9,390,893
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
DSG International plc                                                                         50,870                163,065
----------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                                 88,600              3,230,712
----------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                                 40,200              1,551,625
                                                                                                            ----------------
                                                                                                                  4,945,402
----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.9%
Burberry Group plc                                                                            18,835                151,676
----------------------------------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, A Shares                                                   30,704              1,472,021
----------------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                                           99,800              2,747,832
----------------------------------------------------------------------------------------------------------------------------
Puma AG 1                                                                                      5,780              2,184,854
----------------------------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                                                   5,203                873,652
                                                                                                            ----------------
                                                                                                                  7,430,035


1                        |              Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.9%
Carlsberg AS, Cl. B                                                                           11,400        $       744,227
----------------------------------------------------------------------------------------------------------------------------
Foster's Group Ltd.                                                                          118,971                452,261
----------------------------------------------------------------------------------------------------------------------------
Heineken NV                                                                                   30,500              1,157,638
----------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                                              13,180              2,525,216
                                                                                                            ----------------
                                                                                                                  4,879,342
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Carrefour SA                                                                                   7,270                386,768
----------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                                            125,770                415,176
----------------------------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                                               34,471                464,684
                                                                                                            ----------------
                                                                                                                  1,266,628
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Cadbury Schweppes plc                                                                        107,030              1,063,661
----------------------------------------------------------------------------------------------------------------------------
Koninklijke Numico NV 1                                                                       16,164                715,174
----------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                      3,787              1,124,204
                                                                                                            ----------------
                                                                                                                  2,903,039
----------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
L'Oreal SA                                                                                    20,460              1,802,567
----------------------------------------------------------------------------------------------------------------------------
Safilo SpA 1                                                                                 128,400                681,150
                                                                                                            ----------------
                                                                                                                  2,483,717
----------------------------------------------------------------------------------------------------------------------------
ENERGY--5.6%
----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Technip SA                                                                                    73,030              4,957,773
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.6%
BG Group plc                                                                                 158,600              1,982,603
----------------------------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                                   35,900              2,474,946
----------------------------------------------------------------------------------------------------------------------------
Neste Oil Oyj                                                                                 11,125                382,482
----------------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                            12,890              3,400,656
----------------------------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                                 22,100                865,878
                                                                                                            ----------------
                                                                                                                  9,106,565
----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--18.9%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
3i Group plc                                                                                 139,181              2,274,263
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                           21,061              1,181,768
----------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                        17,515              1,923,943
                                                                                                            ----------------
                                                                                                                  5,379,974
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.9%
Anglo Irish Bank Corp.                                                                       309,351              5,098,492
----------------------------------------------------------------------------------------------------------------------------
Commerzbank AG                                                                                40,687              1,619,236
----------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                                88,625              2,453,140
----------------------------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                                         288,000              2,030,926
----------------------------------------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                                             341              5,194,073
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                       117,017              3,807,927
----------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                       17,490              2,630,346
----------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA 2                                                                    179,100              1,294,665
----------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA 2                                                                     97,050                700,960
                                                                                                            ----------------
                                                                                                                 24,829,765


2                        |              Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Mediobanca SpA                                                                                59,800        $     1,282,702
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Collins Stewart Tullett plc                                                                  326,955              4,132,595
----------------------------------------------------------------------------------------------------------------------------
MLP AG                                                                                        35,657                871,137
                                                                                                            ----------------
                                                                                                                  5,003,732
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.2%
Allianz AG                                                                                    11,658              1,948,792
----------------------------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                                     191,968              1,192,894
                                                                                                            ----------------
                                                                                                                  3,141,686
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.6%
Solidere, GDR 1                                                                               25,380                569,273
----------------------------------------------------------------------------------------------------------------------------
Solidere, GDR 1,3                                                                            100,420              2,252,421
----------------------------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                                                       131,000              3,628,377
                                                                                                            ----------------
                                                                                                                  6,450,071
----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Housing Development Finance Corp. Ltd.                                                        46,600              1,399,885
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.8%
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
Marshall Edwards, Inc. 1,4                                                                   210,000              1,171,800
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.9%
Art Advanced Research Technologies, Inc. 1                                                    42,800                 32,984
----------------------------------------------------------------------------------------------------------------------------
Essilor International SA                                                                      20,530              1,831,125
----------------------------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                                                          128,500                577,454
----------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                  9,805              1,075,530
----------------------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                                  50,800              1,670,314
----------------------------------------------------------------------------------------------------------------------------
William Demant Holding AS 1                                                                   69,400              4,598,266
                                                                                                            ----------------
                                                                                                                  9,785,673
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Nicox SA 1                                                                                   237,210              3,274,221
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.1%
Astellas Pharma, Inc.                                                                         19,300                732,974
----------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                           24,646                644,443
----------------------------------------------------------------------------------------------------------------------------
H. Lundbeck AS                                                                                17,900                392,429
----------------------------------------------------------------------------------------------------------------------------
NeuroSearch AS 1                                                                              40,900              1,248,693
----------------------------------------------------------------------------------------------------------------------------
Novogen Ltd. 1                                                                             1,089,513              2,970,712
----------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                              9,223              1,373,209
----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                             26,185              2,490,999
----------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                           36,000                590,620
----------------------------------------------------------------------------------------------------------------------------
SkyePharma plc 1                                                                             709,442                468,384
----------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                                27,100              1,544,953
----------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                                            12,200                502,396
                                                                                                            ----------------
                                                                                                                 12,959,812
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--14.3%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Empresa Brasileira de Aeronautica SA, Preference                                             400,126              3,698,022


3                        |              Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
Qinetiq plc 1                                                                                339,000        $     1,149,986
                                                                                                            ----------------
                                                                                                                  4,848,008
----------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.8%
easyJet plc 1                                                                                326,316              1,980,082
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.0%
BTG plc 1                                                                                    387,444              1,383,320
----------------------------------------------------------------------------------------------------------------------------
Capita Group plc                                                                             458,760              3,662,460
----------------------------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                                             71,000              1,793,972
----------------------------------------------------------------------------------------------------------------------------
Randstad Holding NV                                                                           13,300                788,316
                                                                                                            ----------------
                                                                                                                  7,628,068
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Koninklijke Boskalis Westminster NV                                                           12,597                813,665
----------------------------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                                        69,391                881,769
----------------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                      11,690              1,152,453
                                                                                                            ----------------
                                                                                                                  2,847,887
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.3%
ABB Ltd. 1                                                                                   477,357              6,023,490
----------------------------------------------------------------------------------------------------------------------------
Ushio, Inc.                                                                                   97,000              2,311,682
                                                                                                            ----------------
                                                                                                                  8,335,172
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.8%
Aalberts Industries NV                                                                        63,878              4,710,459
----------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                    23,333              2,175,292
                                                                                                            ----------------
                                                                                                                  6,885,751
----------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Hyundai Heavy Industries Co. Ltd.                                                             16,713              1,458,689
----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Bunzl plc                                                                                    175,430              2,081,740
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.6%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
Nokia Oyj                                                                                     59,400              1,229,492
----------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                                  1,314,900              4,979,894
                                                                                                            ----------------
                                                                                                                  6,209,386
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
Benq Corp.                                                                                 1,817,000              1,508,639
----------------------------------------------------------------------------------------------------------------------------
Logitech International SA 1                                                                   38,535              1,534,174
                                                                                                            ----------------
                                                                                                                  3,042,813
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.7%
Electrocomponents plc                                                                         31,430                152,899
----------------------------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                                    74,500              3,006,585
----------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                  7,590              1,973,271
----------------------------------------------------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                                                               63,307              1,920,187
----------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                   30,300              2,486,814
----------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                45,000              1,120,221
----------------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                                   56,686              1,627,856
----------------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                                 238,100              2,152,622
                                                                                                            ----------------
                                                                                                                 14,440,455


4                        |              Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp.                                                                              1,268        $       773,512
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.4%
Infosys Technologies Ltd.                                                                     37,822              2,533,989
----------------------------------------------------------------------------------------------------------------------------
United Internet AG                                                                            16,047              1,033,396
                                                                                                            ----------------
                                                                                                                  3,567,385
----------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                                                                   43,500              2,879,057
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
ASM International NV 1                                                                        72,600              1,457,808
----------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                        1,773              1,149,640
                                                                                                            ----------------
                                                                                                                  2,607,448
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--2.3%
Autonomy Corp. plc 1                                                                         229,536              1,944,139
----------------------------------------------------------------------------------------------------------------------------
Business Objects SA 1                                                                         20,270                737,228
----------------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                                    45,300              1,170,025
----------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                             13,000              1,943,925
                                                                                                            ----------------
                                                                                                                  5,795,317
----------------------------------------------------------------------------------------------------------------------------
MATERIALS--5.7%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.0%
Filtrona plc                                                                                 178,875              1,014,693
----------------------------------------------------------------------------------------------------------------------------
Nufarm Ltd.                                                                                  122,383                942,638
----------------------------------------------------------------------------------------------------------------------------
Sika AG 1                                                                                      1,679              1,725,816
----------------------------------------------------------------------------------------------------------------------------
Syngenta AG 1                                                                                  8,780              1,233,840
                                                                                                            ----------------
                                                                                                                  4,916,987
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--3.7%
Companhia Vale do Rio Doce, Sponsored ADR                                                     72,700              3,142,821
----------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                 20,500              3,857,151
----------------------------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                                 45,540              2,347,545
                                                                                                            ----------------
                                                                                                                  9,347,517
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
KDDI Corp.                                                                                       292              1,560,476
----------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                                      22,230                524,406
----------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                           869,321              1,819,990
                                                                                                            ----------------
                                                                                                                  3,904,872
----------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj                                                                                    69,400              1,751,022
                                                                                                            ----------------
Total Common Stocks (Cost $175,096,916)                                                                         243,143,462
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
----------------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Preference 1 (Cost $337,687)                       360,333                277,690
----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------
Vinci SA Rts., Exp. 4/12/06 1 (Cost $0)                                                       11,690                 25,075


5                        |              Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.9%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.36% in joint repurchase agreement
(Principal Amount/Value $2,051,676,000, with a maturity value of
$2,052,457,347) with UBS Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $7,306,782 on 4/3/06, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--3/1/36, with a value of
$2,098,378,320 (Cost $7,304,000)                                                     $     7,304,000        $     7,304,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $182,738,603)                                                 99.7%           250,750,227
----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                  0.3                833,094

                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $   251,583,321
                                                                                     =======================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,252,421 or 0.90% of the Fund's net assets as of March 31, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $1,171,800, which represents 0.47% of the Fund's net assets, all of which is considered restricted.
See accompanying Notes.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                                                            Value                Percent
----------------------------------------------------------------------------------------------------------------------------
Japan                                                                                $    45,972,106                  18.3%
United Kingdom                                                                            39,566,774                  15.8
France                                                                                    29,390,592                  11.7
Switzerland                                                                               19,541,647                   7.8
Germany                                                                                   18,100,966                   7.2
The Netherlands                                                                           10,951,069                   4.4
United States                                                                              9,849,530                   3.9
Sweden                                                                                     8,788,060                   3.5
Italy                                                                                      8,043,076                   3.2
India                                                                                      7,948,839                   3.2
Australia                                                                                  7,938,698                   3.2
Denmark                                                                                    6,983,615                   2.8
Brazil                                                                                     6,840,843                   2.7
Ireland                                                                                    5,098,492                   2.0
Spain                                                                                      4,220,359                   1.7
Korea, Republic of South                                                                   4,183,311                   1.7
South Africa                                                                               3,857,151                   1.5
Finland                                                                                    3,362,996                   1.3
Lebanon                                                                                    2,821,694                   1.1
Norway                                                                                     2,152,622                   0.9
Mexico                                                                                     1,950,200                   0.8
Taiwan                                                                                     1,508,639                   0.6
Bermuda                                                                                      865,878                   0.4
Israel                                                                                       502,396                   0.2
Canada                                                                                       310,674                   0.1
                                                                                     --------------------------------------
Total                                                                                $   250,750,227                 100.0%
                                                                                     ======================================


6                        |              Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $      183,530,235
Federal tax cost of other investments                     49,495
                                              ------------------
Total federal tax cost                        $      183,579,730
                                              ==================

Gross unrealized appreciation                 $       68,687,620
Gross unrealized depreciation                         (1,496,529)
                                              ------------------
Net unrealized appreciation                   $       67,191,091
                                              ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


7                        |              Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2006, the Fund had no outstanding foreign currency contracts.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                            ACQUISITION                    VALUATION AS OF      UNREALIZED
SECURITY                           DATE            COST     MARCH 31, 2006    DEPRECIATION
------------------------------------------------------------------------------------------
Marshall Edwards, Inc.         12/28/05    $  1,496,007    $     1,171,800    $    324,207


8                        |              Oppenheimer International Growth Fund/VA



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By:
        /s/ John V. Murphy
________________________________
   John V. Murphy
   Principal Executive Officer
Date: May 15, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
        /s/ John V. Murphy
________________________________
   John V. Murphy
   Principal Executive Officer
Date: May 15, 2006

By:
        /s/ Brian W. Wixted
________________________________
    Brian W. Wixted
    Principal Financial Officer
Date: May 15, 2006